Document and Entity Information	3 Months Ended
Oct. 31, 2019
Document And Entity Information
Entity Registrant Name	GENEREX BIOTECHNOLOGY CORP
Entity Central Index Key	0001059784
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-1
Amendment Flag	false